Pension and Other Postretirement Healthcare Benefits - Asset categories and associated asset allocations for the Company's funded retirement plans (Detail) (Successor)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	100.00%	100.00%
Target	100.00%	100.00%
United States | Equity securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	38.00%	57.00%
Target	38.00%	45.00%
United States | Debt securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	61.00%	40.00%
Target	62.00%	55.00%
United States | Cash and cash equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	1.00%	3.00%
The Netherlands Retirement Plan
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	100.00%	100.00%
Target	100.00%	100.00%
The Netherlands Retirement Plan | Equity securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	41.00%	40.00%
Target	40.00%	25.00%
The Netherlands Retirement Plan | Debt securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	53.00%	51.00%
Target	55.00%	58.00%
The Netherlands Retirement Plan | Cash and cash equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual	6.00%
Target	5.00%	7.00%
The Netherlands Retirement Plan | Real estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual		9.00%
Target		10.00%